17. SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Schedule of segment reporting
			Segment
		Gross	Net	Segment
Segment	Revenue	Margin	Loss	Assets
Year Ended September 30, 2019
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(7,534,739)	$2,882,194
TransTech distribution business	1,804,960	426,547	(77,577)	57,439
Total segments	$1,804,960	$426,547	$(7,612,316)	$2,939,633

Year Ended September 30, 2018
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(3,294,707)	$1,311,134
TransTech distribution business	4,303,296	821,623	37,110	791,814
Total segments	$4,303,296	$821,623	$(3,257,597)	$2,102,948